Summary of Significant Accounting Policies - Schedule of Amortization of Finite-Lived Intangible Assets (Details)	Dec. 31, 2025
Land use rights [Member]
Schedule of Intangible Assets Useful Lives [Line Items]
Estimated Useful lives	50 years
Patent [Member]
Schedule of Intangible Assets Useful Lives [Line Items]
Estimated Useful lives	5 years
Trademark [Member]
Schedule of Intangible Assets Useful Lives [Line Items]
Estimated Useful lives	10 years